Short-term investments	12 Months Ended
Dec. 31, 2014
Short-term investments [Abstract]
Short-term investments

4. Short-term investments

Short-term investments consisted of the following:

	As of December 31,
	2013	2014
	US$	US$
Variable-rate financial instruments	98,411	207,257
Available-for-sale securities	—	8,889
Total	98,411	216,146

The Group purchased stock of a US listed company in private placement in December 2014 at a cost of US$10,000 and accounted for it as available-for-sale securities. For the year ended December 31, 2014, approximately US$1,111 was recognized as unrealized loss on available-for-sale securities in accumulated other comprehensive loss.